1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

January 24, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO ETF Trust (the “Trust” or “Registrant”)
(File Nos. 333-155395 and 811-22250)

Ladies and Gentlemen:

On behalf of the Trust, enclosed for filing via the EDGAR system pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 69 (“PEA 69”) to the Registrant’s Registration Statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 71 to the Registration Statement under the Investment Company Act of 1940, as amended. PEA 69 is being made to register the PIMCO StocksPLUS® Absolute Return Exchange-Traded Fund, the PIMCO Small Cap StocksPLUS® AR Strategy Exchange-Traded Fund, the PIMCO International StocksPLUS® AR Strategy Exchange-Traded Fund (Unhedged), the PIMCO EM StocksPLUS® AR Strategy Exchange-Traded Fund, the PIMCO Fundamental IndexPLUS® AR Exchange-Traded Fund, the PIMCO International Fundamental IndexPLUS® AR Strategy Exchange-Traded Fund, the PIMCO Small Company Fundamental IndexPLUS® AR Strategy Exchange-Traded Fund, and the PIMCO EM Fundamental IndexPLUS® AR Strategy Exchange-Traded Fund, each a new series of the Registrant. PEA 69 does not affect the currently effective prospectuses for other series of the Trust’s shares.

No fee is required in connection with this filing. If you have any questions relating to this filing, please do not hesitate to contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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